Business segment information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment item customer	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Number of global franchise divisions | item	4
Number of operating segments	3
Number of reportable segments | segment	4
Revenue	$ 6,164,000,000	$ 5,810,000,000	$ 5,549,000,000
Accrual for rebates	114,000,000	106,000,000
Revenue recognised, rebates	$ 405,000,000	412,000,000
Number of major customers | customer	0
Established Markets
Disclosure of operating segments [line items]
Revenue	$ 5,161,000,000	4,830,000,000	4,590,000,000
United States of America
Disclosure of operating segments [line items]
Revenue	3,306,000,000	3,123,000,000	2,979,000,000
United Kingdom
Disclosure of operating segments [line items]
Revenue	246,000,000	226,000,000	201,000,000
Emerging Markets
Disclosure of operating segments [line items]
Revenue	1,003,000,000	980,000,000	959,000,000
China
Disclosure of operating segments [line items]
Revenue	128,000,000	210,000,000	275,000,000
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,794,000,000	1,681,000,000	1,606,000,000
Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	1,555,000,000	1,464,000,000	1,406,000,000
Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	239,000,000	217,000,000	200,000,000
Orthopaedics, Sports Medicine and Ear Nose and Throat
Disclosure of operating segments [line items]
Revenue	4,370,000,000	4,129,000,000	3,943,000,000
Orthopaedics, Sports Medicine and Ear Nose and Throat | Established Markets
Disclosure of operating segments [line items]
Revenue	3,606,000,000	3,366,000,000	3,184,000,000
Orthopaedics, Sports Medicine and Ear Nose and Throat | Emerging Markets
Disclosure of operating segments [line items]
Revenue	764,000,000	763,000,000	759,000,000
Orthopaedics
Disclosure of operating segments [line items]
Revenue	2,437,000,000	2,305,000,000	2,214,000,000
Orthopaedics | Knee Implants
Disclosure of operating segments [line items]
Revenue	1,011,000,000	977,000,000	940,000,000
Orthopaedics | Hip Implants
Disclosure of operating segments [line items]
Revenue	641,000,000	619,000,000	599,000,000
Orthopaedics | Other Reconstruction
Disclosure of operating segments [line items]
Revenue	136,000,000	101,000,000	111,000,000
Orthopaedics | Trauma & Extremities
Disclosure of operating segments [line items]
Revenue	649,000,000	608,000,000	564,000,000
Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	1,934,000,000	1,824,000,000	1,729,000,000
Sports Medicine & ENT | Sports Medicine Joint Repair
Disclosure of operating segments [line items]
Revenue	1,067,000,000	982,000,000	945,000,000
Sports Medicine & ENT | Arthroscopic Enabling Technologies
Disclosure of operating segments [line items]
Revenue	647,000,000	632,000,000	588,000,000
Sports Medicine & ENT | ENT (Ear, Nose and Throat)
Disclosure of operating segments [line items]
Revenue	220,000,000	210,000,000	196,000,000
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,793,000,000	1,681,000,000	1,606,000,000
Advanced Wound Management | Advanced Wound Care
Disclosure of operating segments [line items]
Revenue	766,000,000	735,000,000	725,000,000
Advanced Wound Management | Advanced Wound Bioactives
Disclosure of operating segments [line items]
Revenue	621,000,000	581,000,000	553,000,000
Advanced Wound Management | Advanced Wound Devices
Disclosure of operating segments [line items]
Revenue	$ 406,000,000	$ 365,000,000	$ 328,000,000